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                  JPMORGAN MULTI-MANAGER SMALL CAP VALUE FUND

                                  A SERIES OF

                        J.P. MORGAN FLEMING SERIES TRUST

                  SUPPLEMENT DATED JUNE 3, 2005 TO THE FUND'S
               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2005

Effective immediately, Kevin Jones of ICM Asset Management, Inc. ("ICM") will no longer serve as a portfolio manager to the portion of the JPMorgan Multi-Manager Small Cap Value Fund's (the "Fund") assets managed by ICM. Accordingly, all references to Kevin Jones in the Fund's Prospectus and Statement of Additional Information are deleted.

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
             PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR
                               FUTURE REFERENCE.

                                                                SUP-MULTIP-605